Nature of operations and summary of significant accounting policies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Nature of operations and summary of significant accounting policies

Note 1—Nature of operations and summary of significant accounting policies

Nature of Operations – Rubicon Technologies, LLC and all subsidiaries are hereafter referred to as “Rubicon” or the “Company.”

Rubicon provides a data-centric approach to its sustainable waste and recycling solutions. As such, Rubicon provides comprehensive management of customers’ waste streams through innovative, cost-saving waste and recycling solutions throughout the United States and Canada.

Rubicon provides consultation and management services to customers for waste removal, waste management, logistics, and recycling solutions. Consultation and management services include planning, consolidation of billing and administration, cost savings analyses, and vendor performance monitoring and management. The combination of Rubicon’s technology and services provides a holistic audit of customer waste streams. Rubicon also provides logistics services and markets and resells recyclable commodities.

Basis of Presentation and Consolidation – The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to generally accepted accounting principles in the United States of America (“U.S. GAAP”) and reflect all adjustments which are, in the opinion of management, necessary to a fair presentation of the results of the interim periods presented, under the rules and regulations of the United States Securities and Exchange Commission (“SEC”).

In the opinion of management, the Company has prepared the accompanying unaudited condensed consolidated financial statements on a basis substantially consistent with the audited consolidated financial statements of the Company as of and for the year ended December 31, 2020. These condensed consolidated financial statements include all adjustments consisting of only normal recurring adjustments, necessary for a fair statement of the results of the interim periods presented. The Company’s condensed consolidated financial statements include the accounts of Rubicon Technologies, LLC, and subsidiaries. The Company’s condensed consolidated financial statements reflect the elimination of all significant inter-company accounts and transactions. The results of operations for the interim periods presented are not necessarily indicative of the results to be expected for any subsequent quarter or for the entire year ending December 31, 2021. The unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes included in the Company’s Annual Report for the fiscal year ended December 31, 2020.

Segments – The Company operates in one operating segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assessing performance. The Company’s CODM role is fulfilled by the Executive Leadership Team (“ELT”), who allocates resources and assesses performance based upon consolidated financial information.

Use of Estimates – The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of any contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition – The Company recognizes service revenue over time, consistent with efforts performed and when the customer simultaneously receives and consumes the benefits provided by the Company’s services. The Company recognizes recyclable commodity revenue point in time when the ownership, risks, and rewards transfer. The Company derives its revenue from waste removal, waste management and consultation services, platform subscriptions, and the purchase and sale of recyclable commodities.

Management reviews contracts and agreements the Company has with its waste generators and haulers, and performs an extensive evaluation to consider the most appropriate manner in accordance with ASC 606-10, Revenue Recognition: Principal Agent Considerations, by which revenue is presented within the condensed consolidated statements of operations.

Judgment is required in evaluating the presentation of revenue on a gross versus net basis based on whether the Company controls the service provided to the end-user and are the principal in the transaction (gross), or the Company arranges for other parties to provide the service to the end-user and are the agent in the transaction (net). Management has concluded that the Company is the principal in most arrangements as it controls the waste removal service and is the primary obligor in the transactions.

Cost of Revenue, exclusive of amortization and depreciation – Cost of service revenues primarily consists of expenses related to delivering the Company’s service and providing support, including third-party hauler costs, costs of data center capacity, certain fees paid to various third parties for the use of their technology, services and data, and employee-related costs such as salaries and benefits.

Cost of recyclable commodity revenues primarily consists of expenses related to purchase of old corrugated cardboard (OCC), old newsprint (ONP), aluminum, glass and other recyclable materials, and any associated transportation fees.

The Company recognizes the cost of revenue exclusive of any amortization or depreciation of technology costs, which are recognized in operating expense on the condensed consolidated statements of operations.

Cash and Cash Equivalents – The Company considers all highly liquid investments purchased with an original maturity of three months or less when purchased to be cash equivalents. The Company maintains its cash in bank deposit accounts, which at times exceed the Federal Deposit Insurance Corporation insurance limits. The Company has not experienced losses in such accounts and does not believe it is exposed to any significant credit risk.

Contract Balances – In cases where customers pay for services in arrears, the Company accrues for revenue in advance of billings as long as the criteria for revenue recognition are met, thus creating a contract asset (unbilled receivable). As of September 30, 2021 and December 31, 2020, the Company had unbilled receivables of $55.2 million and $43.4 million, respectively. These unbilled balances were the result of services provided in period, but not yet billed to the customer. During the nine months ended September 30, 2021, the Company invoiced its customers $43.3 million pertaining to contract assets for services delivered prior to December 31, 2020.

Contract liabilities (deferred revenue) consists of amounts collected prior to having satisfied the performance obligation. The Company periodically invoices customers for recurring front load services in advance on a monthly basis. As of September 30, 2021 and December 31, 2020, the Company had deferred revenue balances of $3.6 million and $4.0 million, respectively. The Company will recognize $3.6 million of the September 30, 2021 contract liabilities as revenue over the next twelve months.

Accrued Hauler Expenses – The Company recognizes hauler costs and the cost of recyclable products when services are performed. Accounting for accrued hauler costs and the cost of recyclable products requires estimates and assumptions regarding the quantity of waste collected by their vendors. The Company estimates quantities using historical transaction and market data based on the waste stream composition, equipment type, and equipment size. Accrued hauler expenses are presented within accrued expenses on the condensed consolidated balance sheets.

Fair Value Measurements – U.S. GAAP establishes a fair value hierarchy which has three levels based on the reliability of the inputs to determine the fair value. These levels include: Level 1, defined as inputs such as unadjusted quoted prices in active markets for identical assets or liabilities; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs for use when little or no market data exists, therefore requiring an entity to develop its own assumptions.

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, and accounts payable. The carrying amount of cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of the short-term nature of these items.

Customer Acquisition Costs – The Company makes certain expenditures related to acquiring contracts for future services. These expenditures are capitalized and amortized in proportion to the expected future revenue from the customer, which in most cases results in straight-line amortization over the life of the customer. Amortization of these customer incentive costs is presented within amortization and depreciation on the statements of operations. Total customer acquisition costs capitalized as of September 30, 2021 were insignificant. Total customer acquisition costs capitalized as of September 30, 2020 totaled $0.5 million and are included in other current assets and other noncurrent assets within the consolidated balance sheets. Total amortization of these capitalized costs for the three months ended September 30, 2021 and 2020 was $0.3 million and $0.3 million, respectively. Amortization expense of the customer acquisition costs for the nine month ended September 30, 2021 and 2020 was $1.6 million and $1.1 million for the three and nine months ended September 30, 2020, respectively.

Note 1—Nature of operations and summary of significant accounting policies

Nature of Operations – Operations began in 2009 through an original entity, Rubicon Global, LLC (a Kentucky limited liability company), that was merged into Rubicon Global, LLC, fka Rubicon Waste, LLC, (a Delaware limited liability company) on April 1, 2010. Rubicon Global Holdings, LLC was organized on April 11, 2011, as a Delaware limited liability company. Rubicon Global, LLC became a wholly-owned subsidiary of Rubicon Global Holdings, LLC upon formation on April 11, 2011. Rubicon Global Holdings, LLC formally changed its name to Rubicon Technologies, LLC on April 6, 2020. Primary operations continued through the subsidiary, Rubicon Global, LLC. The operations presented in these consolidated financial statements include the operations of Rubicon Technologies, LLC and subsidiaries for the years ended December 31, 2020 and 2019.

Advanced Hauler, LLC and Rubicon Public Sector, LLC, Delaware limited liability companies, were organized on November 1, 2010, and contributed to Rubicon Technologies, LLC as wholly-owned subsidiaries upon formation on April 11, 2011.

Subsequent to organization, Rubicon Technologies, LLC formed additional subsidiaries for the purpose of conducting business in various sectors that have been dissolved. Operations for the years ended December 31, 2020 and 2019 were primarily through Rubicon Global, LLC.

Rubicon Technologies, LLC and all subsidiaries are hereafter referred to as “Rubicon” or the “Company.”

Rubicon provides a data-centric approach to its sustainable waste and recycling solutions. As such, Rubicon provides comprehensive management of customers’ waste streams through innovative, cost-saving, waste and recycling solutions throughout the United States and Canada.

Rubicon provides consultation and management services to customers for waste removal, waste management, logistics, and recycling solutions. Consultation and management services include planning, consolidation of billing and administration, cost savings analyses, and vendor performance monitoring and management. The combination of Rubicon’s technology and services provides a holistic audit of customer waste streams. Rubicon also provides logistics services and markets and resells recyclable commodities.

Principles of Consolidation – The consolidated financial statements include the accounts of Rubicon Technologies, LLC; Rubicon Global, LLC; Charter Waste Management, Inc.; and RiverRoad Waste Solutions, Inc.; and one inactive subsidiary. All significant intercompany and related accounts and transactions have been eliminated.

Segments – The Company operates in one operating segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assessing performance. The Company’s CODM role is fulfilled by the Executive Leadership Team (“ELT”), who allocates resources and assesses performance based upon consolidated financial information.

Basis of Accounting – The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Financial Accounting Standards Board (“FASB”) has established the FASB Accounting Standards Codification (“ASC”) as the single source of authoritative U.S. GAAP.

Use of Estimates – The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of any contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition – In accordance with the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606), the Company recognizes revenue when it transfers control of the promised goods or services to customers, in an amount that reflects the consideration it expects to receive in exchange for those goods or services. ASC 606 defines a five-step process to achieve this core principle and, in doing so, estimates may be required, including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price, and allocating the transaction price to each separate performance obligation.

Pursuant to ASC 606, the Company applies the following five-step model:

1.	Identify the contract(s) with a customer.

2.	Identify the performance obligation(s) in the contract.

3.	Determine the transaction price.

4.	Allocate the transaction price to the performance obligations in the contract.

5.	Recognize revenue when (or as) the Company satisfies a performance obligation.

The Company recognizes service revenue over time, consistent with efforts performed and when the customer simultaneously receives and consumes the benefits provided by the Company’s services. The Company recognizes recyclable commodity revenue point in time when the ownership, risks and rewards transfer. The Company derives its revenue from waste removal, waste management and consultation services, platform subscriptions, and the purchase and sale of recyclable commodities.

Service Revenue:

Service revenues are comprised of waste removal and consultation services provided to customers for waste, recycling and logistics solutions. Services include planning, consolidation of billing and administration, cost savings analyses, vendor procurement and performance management, and a suite of solutions providing insights to the customers’ waste streams. In general, fees are billed, and revenue is recognized over time as control is transferred. Revenue is measured as the amount of consideration the Company expects to receive in exchange for providing a service. The Company bills for certain services prior to performance. Such services include, among others, certain commercial and residential contracts and equipment rentals. These advance billings are included in contract liabilities and recognized as revenue in the period service is provided.

Recyclable Commodity Revenue:

The Company recognizes recyclable commodity revenue through the purchase and sale of old corrugated cardboard (OCC), old newsprint (ONP), aluminum, glass and other recyclable materials at market prices. In certain instances, the Company issues recycling rebates to its customers, which can be based on the price received upon the final sale of recycled commodities, a fixed contractual rate or other measures. The Company also receives rebates when it disposes of recycled commodities at third-party facilities. The fees received are based primarily on the market, type and volume or weight of the materials sold. In general, fees are billed, and revenue is recognized when control is transferred. Revenue recognized under these agreements is variable in nature based on the volume and type of materials sold. In addition, the amount of revenue recognized is based on commodity prices at the time of sale, which are unknown at contract inception.

Management reviews contracts and agreements the Company has with its waste generators and haulers, and performs an extensive evaluation to consider the most appropriate manner in accordance with ASC 606-10, Revenue Recognition: Principal Agent Considerations, by which revenue is presented within the consolidated statements of operations.

Judgment is required in evaluating the presentation of revenue on a gross versus net basis based on whether the Company controls the service provided to the end-user and are the principal in the transaction (gross), or the Company arranges for other parties to provide the service to the end-user and are the agent in the transaction (net). Management concluded that Rubicon is the principal in most arrangements as the Company controls the waste removal service and are the primary obligor in the transactions.

Cost of Revenue, exclusive of amortization and depreciation – Cost of service revenues primarily consists of expenses related to delivering the Company’s service and providing support, including third-party hauler costs, costs of data center capacity, certain fees paid to various third parties for the use of their technology, services and data, and employee-related costs such as salaries and benefits.

Cost of recyclable commodity revenues primarily consists of expenses related to purchase of old corrugated cardboard (OCC), old newsprint (ONP), aluminum, glass and other recyclable materials, and any associated transportation fees.

The Company recognizes the cost of revenue exclusive of any amortization or depreciation of technology costs, which are recognized in operating expense on the consolidated statements of operations.

Cash and Cash Equivalents – The Company considers all highly liquid investments purchased with an original maturity of three months or less when purchased to be cash equivalents. The Company maintains its cash in bank deposit accounts, which at times exceed the Federal Deposit Insurance Corporation insurance limits. The Company has not experienced losses in such accounts and does not believe it is exposed to any significant credit risk.

Accounts Receivable – Accounts receivable consists of trade accounts receivable for services provided to customers. Accounts receivable are stated at the amount the Company expects to collect. The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. Management considers the following factors when determining the collectability of specific customer accounts: customer credit-worthiness, past transaction history with the customer, current economic industry trends, and changes in customer payment terms. Past-due balances and other higher-risk amounts are reviewed individually for collectability. If the financial condition of the Company’s customers were to deteriorate, adversely affecting their ability to make payments, additional allowances would be required.

Based on management’s assessment, the Company provides for estimated uncollectible amounts through a charge to operations and a credit to an allowance for doubtful accounts. Balances that remain outstanding after the Company has used reasonable collection efforts are written off through a charge to the allowance and a credit to accounts receivable. As of December 31, 2020 and 2019, the allowance for doubtful accounts was $7.1 million and $5.9 million, respectively.

Contract Balances – The Company recognizes revenue when services are performed, and corresponding performance obligations are satisfied. Timing of invoicing to customers may differ from the timing of revenue recognition and these timing differences result in contract assets (unbilled accounts receivables) or contract liabilities (deferred revenue) on the Company’s consolidated balance sheets.

Contract assets represent the Company’s right to consideration based on satisfied performance obligations from contracts with customers but have not yet been billed to the customer. Accounting for contract assets requires estimates and assumptions regarding the quantity of waste collected by their vendors. The Company estimates quantities using historical transaction and market data based on the waste stream composition, equipment type, and equipment size.

During the years ended December 31, 2020 and 2019, the Company recognized the following changes to contract assets (in thousands):

Balance, January 1, 2019	$43,362
Invoiced to customers in the current period	(42,677)
Changes in estimate related to prior period	(685)
Estimated accrual related to current period	55,088
Balance, December 31, 2019	55,088
Invoiced to customers in the current period	(56,892)
Changes in estimate related to prior period	1,804
Estimated accrual related to current period	43,357
Balance, December 31, 2020	$43,357

Contract liabilities consists of amounts collected prior to having satisfied the performance obligation. The Company periodically invoices customers for recurring front load services in advance on a monthly basis. During the year ended December 31, 2020, the Company recognized $2.9 million of revenue that was included in the contract liabilities balance as of December 31, 2019. During the year ended December 31, 2019, the Company recognized $1.8 million of revenue that was included in the contract liabilities balance as of December 31, 2018.

Accrued Hauler Expenses – The Company recognizes hauler costs and the cost of recyclable products when services are performed. Accounting for accrued hauler costs and the cost of recyclable products requires estimates and assumptions regarding the quantity of waste collected by their vendors. The Company estimates quantities using historical transaction and market data based on the waste stream composition, equipment type, and equipment size. Accrued hauler expenses are presented within accrued expenses on the consolidated balance sheets.

During the years ended December 31, 2020 and 2019, the Company recognized the following changes to accrued hauler expenses (in thousands):

Balance, January 1, 2019	$41,168
Invoiced by vendors in the current period	(40,401)
Changes in estimate related to prior period	(767)
Estimated accrual related to current period	41,339
Balance, December 31, 2019	41,339
Invoiced by vendors in the current period	(43,288)
Changes in estimate related to prior period	1,949
Estimated accrual related to current period	37,429
Balance, December 31, 2020	$37,429

Fair Value Measurements – In accordance with U.S. GAAP, the Company groups its financial assets and financial liabilities at fair value in three levels, based on the markets in which the financial assets and financial liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level 1 – Valuations for financial assets and financial liabilities traded in active exchange markets, such as the New York Stock Exchange.

Level 2 – Valuations are obtained from readily available pricing sources via independent providers for market transactions involving similar financial assets and financial liabilities.

Level 3 – Valuations for financial assets and financial liabilities that are derived from other valuation methodologies, including option pricing models, discounted cash flow models, and similar techniques and not based on market exchange, dealer, or broker traded transactions. Level 3 valuations incorporate certain assumptions and projections in determining the fair value assigned to such financial assets or financial liabilities.

The compensation costs recorded in conjunction with phantom units issued under the terms of the Company’s Unit Appreciation Rights Plan are recorded at fair value and remeasured periodically based on the then assessed fair value and adjusted if necessary. The increases or decreases in the fair value of phantom units are based on the number of units granted, forfeited, and vested during the period along with changes in the Company’s fair market value. As the fair value measure is based on significant inputs that are not observable in the market, it is categorized as Level 3.

The contingent consideration and earnout liabilities related to business combinations are recorded at fair value and remeasured periodically based on the then assessed fair value and adjusted if necessary. The increases or decreases in the fair value are based on significant inputs that are not observable in the market and are categorized as Level 3.

Property and Equipment – Property and equipment are stated at cost; additions and major improvements are capitalized, while regular maintenance and repairs are expensed as incurred. Depreciation is calculated using the straight-line method based on the estimated useful lives of the related assets. Depreciation expense reflected in operating expense for the years ended December 31, 2020 and 2019 was $1.6 million and $1.3 million, respectively.

Lives used for depreciation calculations are as follows:

Computers, equipment and software	3-5 years
Furniture and fixtures	3-5 years
Customer equipment	3-10 years
Leasehold improvements	Lesser of useful life or remaining lease term

Leases – The Company determines if an arrangement is a lease at inception and classifies its leases at commencement. Operating leases are included in operating lease right-of-use (“ROU”) assets and current and noncurrent operating lease liabilities on the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term. The corresponding lease liabilities represent its obligation to make lease payments arising from the lease. The Company does not recognize ROU assets or lease liabilities for leases with a term of 12 months or less for any asset classes.

Lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement, net of any future tenant incentives. The Company’s lease terms may include options to extend or terminate the lease. Periods beyond the noncancelable term of the lease are included in the measurement of the lease liability when it is reasonably certain that the Company will exercise the associated extension option or waive the termination option. The Company reassesses the lease term if and when a significant event or change in circumstances occurs within the control of the Company. As most of the Company’s leases do not provide an implicit rate, the net present value of future minimum lease payments is determined using the Company’s incremental borrowing rate. The Company’s incremental borrowing rate is an estimate of the interest rate the Company would have to pay to borrow on a collateralized basis with similar terms and payments.

The lease ROU asset is recognized based on the lease liability, adjusted for any rent payments or initial direct costs incurred or tenant incentives received prior to commencement. Lease expenses for minimum lease payments for operating leases are recognized on a straight-line basis over the lease term.

The Company has entered into subleases or has made decisions and taken actions to exit and sublease certain unoccupied leased office space. Similar to other long-lived assets discussed below, management tests ROU assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. For leased assets, such circumstances would include the decision to leave a leased facility prior to the end of the minimum lease term or subleases for which estimated cash flow do not fully cover the costs of the associated lease.

Advertising – Advertising expenses are charged to income as incurred. The total advertising costs were $2.1 million and $2.7 million for the years ended December 31, 2020 and 2019, respectively. Advertising costs are included in selling, general, and administrative expenses on the consolidated statements of operations.

Goodwill and Intangible Assets – Goodwill represents the excess of the purchase price over fair value of net assets acquired. Goodwill and intangible assets determined to have an indefinite useful life acquired in a purchase business combination are not amortized, but instead tested for impairment at least annually. Any intangible assets with estimated useful lives are amortized over their respective estimated useful lives to their residual values and reviewed for impairment in accordance with accounting standards. The customer and hauler relationship assets are being amortized on a straight-line basis over a period ranging from two to eight years.

The Company evaluates and tests the recoverability of its goodwill for impairment at least annually during its fourth quarter of each fiscal year or more often if and when circumstances indicate that goodwill may not be recoverable.

During the year ended December 31, 2020, the Company considered the impacts of COVID-19 pandemic as qualitative factors in the annual goodwill impairment test. Based on the cumulative evidence, management concluded the qualitative indicators did not meet the more likely than not threshold; thus, no impairment losses were recorded for the year ended December 31, 2020. During the year ended December 31, 2019, no triggering events occurred that required goodwill impairment testing and, accordingly, no impairment losses were recorded.

Impairment of Long-Lived Assets – In accordance with U.S. GAAP, long-lived assets such as property and equipment, including intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset. The Company determined there were no impairment charges during 2020 or 2019.

Debt Issuance Costs – Debt issuance costs related to term loans are capitalized and reported net of the current and long-term debt. The Company amortizes debt issuance costs to interest expense on the term loan using the effective interest method over the life of the debt agreement. Debt issuance costs related to lines of credit are capitalized and reported as a prepaid asset and are amortized to interest expense on a straight-line basis over the life of the debt agreement.

Customer Acquisition Costs – The Company makes certain expenditures related to acquiring contracts for future services. These expenditures are capitalized and amortized in proportion to the expected future revenue from the customer, which in most cases results in straight-line amortization over the life of the customer. Amortization of these customer acquisition costs is presented within amortization and depreciation on the statements of operations. Total customer acquisition costs capitalized for the years ended December 31, 2020 and 2019 totaled $0.5 million and $2.5 million, respectively, and are included in other current assets and other noncurrent assets within the consolidated balance sheets. Total amortization of these capitalized costs was $1.5 million and $1.6 million for the years ended December 31, 2020 and 2019, respectively.

Net loss per common unit – The Company calculates its basic and diluted net loss per common unit in conformity with the two-class method required for companies with participating securities. All series of convertible preferred units are considered to be participating securities as the holders of the preferred units are entitled to receive distributions on a pro rata pari passu basis. Under the two-class method, in periods when the Company has net income, net income attributable to common unit holders is determined by allocating undistributed earnings, calculated as net income less current period convertible preferred unit non-cumulative dividends, between common units and the preferred units. In computing diluted net income attributable to common unit holders, undistributed earnings are re-allocated to reflect the potential impact of dilutive securities. The Company’s basic net loss per unit attributable to common unit holders is calculated by dividing the net loss attributable to common unit holders by the weighted-average number of common units outstanding for the period.

The diluted net loss per unit attributable to common unit holders is computed by giving effect to all potential dilutive common unit equivalents outstanding for the period. The dilutive effect of these potential common units is reflected in diluted earnings per unit by application of the treasury stock method. The dilutive effect of outstanding warrants is reflected in diluted earnings per unit by application of the if-converted method. For purposes of this calculation, unvested incentive units and any outstanding warrants are considered common stock equivalents but have been excluded from the calculation of diluted net loss per common unit as their effect is antidilutive.

Income Taxes – As a limited liability company, Rubicon Technologies, LLC is a non-taxpaying entity for federal income tax purposes. Accordingly, its taxable income or losses are allocated to members based on the provisions of the operating agreement and are included in the members’ income tax returns. Similar provisions apply for state income tax purposes.

The consolidated financial statements include a provision for income taxes related to the acquisition of RiverRoad Waste Solutions, Inc. (“RiverRoad”), a C-Corporation, on June 22, 2018 (see Note 14). RiverRoad is subject to both state and federal income tax, and both the state and federal tax obligations associated with RiverRoad are reflected in the accompanying consolidated balance sheets as a component of accrued liabilities.

The Company accounts for income taxes using the asset and liability method. This approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities. The Company has adopted guidance issued by the FASB that clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return and provides that the tax effects from an uncertain tax position can be recognized in the financial statements only if, based on its merits, the position is more likely than not to be sustained on audit by taxing authorities. The Company recognizes interest and penalties related to income tax matters, including those related to uncertain tax positions, in income tax expense.

Under the guidance, the Company first determines whether it would more likely than not sustain its position if it were analyzed with full knowledge of all the relevant facts and other information. For those tax positions that meet this threshold, the Company measures the amount of tax benefit based on the largest amount of tax benefit that the Company has a greater than 50% chance of realizing in a final settlement with the relevant authority. Those tax positions failing to qualify for initial recognition are recognized in the first interim period in which they meet the more likely than not standard, or are resolved through negotiation or litigation with the taxing authority, or upon expiration of the statute of limitations. At December 31, 2020 or 2019, the Company has no tax positions that meet this threshold and, therefore, has not recognized any adjustments.